Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-36747
Entity Registrant Name	Vivani Medical, Inc.
Entity Central Index Key	0001266806
Entity Tax Identification Number	02-0692322
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1350 S. Loop Road
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94502
City Area Code	415
Local Phone Number	506-8462
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VANI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false